UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549


                             FORM 13F HOLDINGS REPORT


     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f)OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

              Report for the Quarter Ended    June 30, 1999
                                           -------------------

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|               (Please read instructions before preparing form.)            |
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If amended report check here:  [  ]

  Loews Corporation
------------------------------------------------------------------------------
Name of Institutional Investment Manager

  667 Madison Avenue                         New York       New York    10021
------------------------------------------------------------------------------
Business Address              (Street)        (City)        (State)     (Zip)

  Barry Hirsch, Senior Vice President          (212) 521-2920
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

|------------------------------- ATTENTION ----------------------------------|
|Intentional misstatements or omissions of facts constitute Federal Criminal |
|Violations.                                                                 |
|                See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).                   |
|----------------------------------------------------------------------------|

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned Institutional investment manager has caused this report to be
signed on its behalf in the City of          New York          and State of
                                    --------------------------
New York  on the     16th     day of     August     , 1999.
--------         ------------        ---------------


                                   Loews Corporation
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   By:  /s/ Barry Hirsch
                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.:  Name:                    13F File
No.:
-------------------------- -------------  ------------------------ -----------
1.     None                               6.
-------------------------- -------------  ------------------------ -----------
2.                                        7.
-------------------------- -------------  ------------------------ -----------
3.                                        8.
-------------------------- -------------  ------------------------ -----------
4.                                        9.
-------------------------- -------------  ------------------------ -----------
5.                                        10.
-------------------------- -------------  ------------------------ -----------

                                Page 1 of 8 Pages

                                Loews Corporation

                                    FORM 13F

                            Report for the Quarter Ended

                                 June 30, 1999




  Loews Corporation ("Loews"), by virtue of its approximately 85% ownership of voting securities of CNA Financial Corporation whose business address is CNA Plaza, Chicago, Illinois 60685 ("CNA"), may be deemed to have investment discretion regarding certain securities (the "CNA Securities") as to which investment discretion is deemed to be exercised by CNA. Pursuant to General Instruction B of Form 13F, CNA is reporting on behalf of Loews regarding the CNA Securities.

  Mr. Laurence A. Tisch and Mr. Preston R. Tisch own in the aggregate approximately 32% of the outstanding Common Stock of Loews. Mr. Laurence A. Tisch and Mr. Preston R. Tisch are the Co-Chairman of the Board of Loews. Laurence A. Tisch and Preston R. Tisch are brothers and may be deemed to be control persons of Loews.

                                Page 2 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Agnico Eagle
 Mines            Common  008474108 $     7,425   1,200,000     X                                     1,200,000

Amcast Ind.
 Corp.            Common  023395106         816      50,000     X                                        50,000

America On Line,  Common  02364J104       2,750      25,000     X                                        25,000
 Inc.

Barrick Gold
 Corp.            Common  067901108      25,551   1,318,800     X                                     1,318,800

Battle Mountain   Common  071593107       1,706     700,000     X                                       700,000
 Gold

BE Aerospace Inc. Common  073302101         374      20,000     X                                        20,000

Beckman Coulter   Common  075811109         973      20,000     X                                        20,000
 Inc.

Boeing Co.        Common  097023105       5,060     115,000     X                                       115,000

CNA Financial     Common  126117100   6,350,379 157,528,780     X                                   157,528,780
 Corp.

Cadiz Inc.        Common  127535108       4,609     488,400     X                                       488,400

Cambior Inc.      Common  13201L103         975     300,000     X                                       300,000

Coltec
 Industries       Common  196879100         868      40,000     X                                        40,000

Consolidated      Common  209232107         128      10,000     X                                        10,000
 Frtwys

Diamond Offshore  Common  25271C102   1,989,088  70,100,000     X                                    70,100,000

DuPont E.I. De    Common  263534109       2,733      40,000     X                                        40,000
 Nemours

EEX Corp.         Common  26842V207       3,416     492,333     X                                       492,333
                                    -----------
                          TOTAL     $ 8,396,851
                                    -----------

                                             Page 3 of 8 Pages



Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


FDX Corp.         Common  31304N107 $     8,138     150,000     X                                       150,000

Fairfield         Common  304231301         714      44,300     X                                        44,300
 Communities, Inc.

Furniture Brands  Common  360921100       1,986      71,250     X                                        71,250
 International

Glamis Gold       Common  376775102       1,875   1,000,000     X                                     1,000,000

Hanover
 Compressor       Common  410768105         321      10,000     X                                        10,000

Homestake Mining  Common  437614100      21,802   2,671,000     X                                     2,671,000

Houston Explora-  Common  442120101       1,231      65,000     X                                        65,000
 tion Company

Kinross Gold
 Corp.            Common  496902107       1,755   1,040,000     X                                     1,040,000

Metromedia Int'l. Common  591695101         377      50,213     X                                        50,213
 Group Inc.

Mine Safety       Common  602720104         896      14,000     X                                        14,000
 Appliances Co.

Minn. Mng. & Man  Common  604059105       4,347      50,000     X                                        50,000

Miramar Mining    Common  60466E100         300     500,000     X                                       500,000
 Corp.

Navistar Int'l.   Common  63934E108       2,500      50,000     X                                        50,000
 Inc.

On Command Corp.  Common  682160106       1,309      74,287     X                                        74,287

On Command Corp.  WTS B   682160122         154      23,697     X                                        23,697
                  100703

PLC Systems Inc.  Common  69341D104          70      20,000     X                                        20,000
                                    -----------
                          TOTAL     $    47,775
                                    -----------

                                             Page 4 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Peoples Bank      Common  710198102 $     1,522      50,000     X                                        50,000
 (Bridgeport)

Perrigo Co.       Common  714290103         606      79,500     X                                        79,500

Placer Dome       Common  725906101      17,625   1,500,000     X                                     1,500,000

Pfizer, Inc.      Common  717081103       2,180      20,000     X                                        20,000

Stillwater Mining Common  86074Q102      11,984     368,750     X                                       368,750
 Co.

TJ Int'l.         Common  872534102         930      30,000     X                                        30,000

TVX Gold Inc.     Common  87308K101       2,800   2,800,000     X                                     2,800,000

Texas Industries  Common  882491103       1,550      40,000     X                                        40,000

Thermo Cardio     SB DB
 System             CV    88355KAA9       1,958     180,000     X                                       180,000
                  144A 04

Thero Electron    SubDbCv 883556AF9       1,545      77,000     X                                        77,000
 Corp.            144A 03

Windmere-Durable  Common  973411101       2,531     150,000     X                                       150,000
 Holdings, Inc.

Thermedics Inc.   Common  883901100       1,491     160,000     X                                       160,000

USG Corp.         Common  903293405      12,320     220,000     X                                       220,000

AMR Corp.         Common  001765956       1,365      20,000(p)  X                                        20,000(p)

Barrick Gold
 Corp.            Common  067901908       3,875     200,000(c)  X                                       200,000(c)

Barrick Gold
 Corp.            Common  067901958      10,656     550,000(p)  X                                       550,000(p)

Beckman Coulter,  Common  075811959         973      20,000(p)  X                                        20,000(p)
 Inc.                               -----------
                          TOTAL     $    75,911
                                    -----------


                                             Page 5 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Boeing            Common  097023955 $     5,373     140,000(p)  X                                       140,000(p)

Caterpillar Inc.  Common  149123951       9,000     150,000(p)  X                                       150,000(p)
 Del.

Chase Manhattan   Common  16161A958       8,650     100,000(p)  X                                       100,000(p)
 Corp.

Clear Channel     Common  184502952       6,894     100,000(p)  X                                       100,000(p)

Delta Airlines    Common  247361958       4,610      80,000(p)  X                                        80,000(p)


Disney Walt Co.   Common  254687906      69,328   2,250,000(c)  X                                     2,250,000(c)

Disney Walt Co.   Common  254687956     254,203   8,250,000(p)  X                                     8,250,000(p)

Dow Chemical Co.  Common  260543953       6,344      50,000(p)  X                                        50,000(p)

DuPont E I De     Common  263545959       4,782      70,000(p)  X                                        70,000(p)
 Nemours

Exxon Corp.       Common  302290951       8,484     110,000(p)  X                                       110,000(p)

General Electric  Common  369604953      11,300     100,000(p)  X                                       100,000(p)
 Corp.

Homestake Mining  Common  437614900         409      50,000(c)  X                                        50,000(c)

Homestake Mining  Common  437614950       8,693   1,070,000(p)  X                                     1,070,000(p)

Merrill Lynch     Common  590188958       6,360      80,000(p)  X                                        80,000(p)
 & Co.

Minn. Mng. & Man. Common  604059905       4,347      50,000(c)  X                                        50,000(c)

Minn. Mng. & Man. Common  604059955       4,347      50,000(p)  X                                        50,000(p)

Nanister Int'l,   Common  63934E958       2,500      50,000(p)  X                                        50,000(p)
 Inc.                               -----------
                          Total     $   415,624
                                    -----------



                                             Page 6 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Nike, Inc.        Common  654106953 $     3,169      50,000(p)  X                                        50,000(p)

Pfizer, Inc.      Common  717081953       2,180      20,000(p)  X                                        20,000(p)

Placer Dome       Common  725906951       4,406     375,000(p)  X                                       375,000(p)

Potash Corp.      Common  73755L957       1,758      40,000(p)  X                                        40,000(p)

Schlumberger Ltd. Common  806857958       2,548      40,000(p)  X                                        40,000(p)

Time Warner Inc.  Common  887315959      14,525     200,000(p)  X                                       200,000(p)

US Airways        Common  911905957       1,307      30,000(p)  X                                        30,000(p)

Windmere          Common  973411901         675      40,000(c)  X                                        40,000(c)

ABR Info.         Common  00077R958       1,801      20,000(p)  X                                        20,000(p)

Amazon Com. Inc.  Common  023135906       1,251      10,000(c)  X                                        10,000(c)

America Online    Common  023645904       1,650      15,000(c)  X                                        15,000(c)

America Online    Common  02364J954       4,400      40,000(p)  X                                        40,000(p)

Beringer Wine     Common  084102952       1,253      30,000(p)  X                                        30,000(p)

Centocor Inc.     Common  152342951         466      10,000(p)  X                                        10,000(p)

Clear Channel     Common  184502952       5,515      80,000(p)  X                                        80,000(p)

Coca Cola         Common  191219954       2,480      40,000(p)  X                                        40,000(p)

Data Transmission Common  238017957         534      19,000(p)  X                                        19,000(p)
 Network

Gateway           Common  367833950       1,181      20,000(p)  X                                        20,000(p)

Intel             Common  458140950       2,380      40,000(p)  X                                        40,000(p)

IBM               Common  459200951       2,585      20,000(p)  X                                        20,000(p)

Staples, Inc.     Common  855030952       1,238      40,000(p)  X                                        40,000(p)
                                    -----------
                          TOTAL     $    57,302
                                    -----------

                                             Page 7 of 8 Pages



Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Sunrise Assisted  Common  86768K956 $     1,395      40,000(p)  X                                        40,000(p)
 Living Inc.                        -----------
                AGGREGATE TOTAL     $ 8,994,858
                                    ===========

                                             Page 8 of 8 Pages